Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Apr. 27, 2018	Feb. 12, 2018	Jan. 24, 2018	Jan. 12, 2018	May 27, 2016	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 22, 2017	Oct. 12, 2017
Loss Contingencies [Line Items]
Rent expense							$ 188	$ 550
Interest rate			10.00%
Common stock, authorized							500,000,000	50,000,000	500,000,000
Common stock, issued							11,868,619	4,361,094	14,833,920
Employee misappropriation of funds						$ 484
Mr. Dennis M. McGrath [Member]
Loss Contingencies [Line Items]
Principal amount											$ 978
Mr. Dr. Yoav Ben-Dror [Member]
Loss Contingencies [Line Items]
Principal amount											1,515
Mr. Dr. Dolev Rafaeli [Member]
Loss Contingencies [Line Items]
Principal amount											$ 3,134
Avalon Jubilee LLC [Member]
Loss Contingencies [Line Items]
Percentage of operating agreement	(17.9133%)
Subsequent Event [Member] | Avalon Jubilee LLC [Member]
Loss Contingencies [Line Items]
Impairment expense				$ 1,439
Stock Grant Agreement [Member]
Loss Contingencies [Line Items]
Common stock, authorized										5,628,291
Common stock, issued										1,857,336
Merger And Reorganization [Member] | Merger And Reorganization Agreement [Member]
Loss Contingencies [Line Items]
Expense reimbursement					$ 750
Merger And Reorganization Agreement [Member] | DS Healthcare Group, Inc [Member]
Loss Contingencies [Line Items]
Termination fee					$ 3,000
Amended and Restated Separation Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment terms		11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.
Amended and Restated Separation Agreement [Member] | Mr. Stephen Johnson [Member]
Loss Contingencies [Line Items]
Common stock, authorized		271,000
Payment of installments		$ 123
Payment of first six installments		10
Payment of last five installments		$ 12,500
Payment terms		11 installments as follows: the first six installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.